Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Effective tax statutory rate	34.00%	34.00%	34.00%	34.00%
Unrecognized tax benefits
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards			$ 25,259,454
Operating loss carry forwards expiration year			2026
Federal [Member]
Operating loss carry forwards			$ 29,471,881
Operating loss carry forwards expiration year			2026